INVESTMENTS (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares
Cost	$ 19,909	$ 36,208
Accumulated Unrealized Gain (Loss)	40,148	96,987
Fair Value	$ 60,057	$ 133,195
Levon Resources Ltd [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	40,000	220,000
Cost	$ 2,116	$ 11,637
Accumulated Unrealized Gain (Loss)	17,684	65,363
Fair Value	$ 19,800	$ 77,000
VBI Vaccines Inc [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	8,000	11,000
Cost	$ 16,927	$ 23,274
Accumulated Unrealized Gain (Loss)	22,033	32,056
Fair Value	$ 38,960	$ 55,330
Great Thunder Gold Corp [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	10,819	17,829
Cost	$ 866	$ 1,297
Accumulated Unrealized Gain (Loss)	431	(432)
Fair Value	$ 1,297	$ 865